Consolidated Statements of Financial Position - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
CURRENT ASSETS:
Cash and cash equivalents	$ 7,845	$ 4,281
Short term bank deposits	1,254	4,102
Restricted short term bank deposits	220	63
Trade receivables	33	202
Other receivables and prepaid expenses	93	108
TOTAL CURRENT ASSETS	9,445	8,756
NON-CURRENT ASSETS:
Property and equipment, net	561	636
Right-of-use assets, net	195	90
Investments in a joint venture accounted for using the equity method	481	527
TOTAL NON-CURRENT ASSETS	1,237	1,253
TOTAL ASSETS	10,682	10,009
CURRENT LIABILITIES:
Loans from related party	1,011	974
Current maturities of long-term loan	91	62
Accounts payable and accruals:
Trade	70	50
Other	969	957
Current maturities of lease liabilities	98	87
TOTAL CURRENT LIABILITIES	2,239	2,130
NON-CURRENT LIABILITIES:
Long-term loan	47	78
Lease liabilities, net of current maturities	96
TOTAL NON-CURRENT LIABILITIES	143	78
COMMITMENTS
TOTAL LIABILITIES	2,382	2,208
EQUITY:
Common shares	102	98
Share premium	25,845	23,121
Treasury shares	(50)
Foreign currency translation reserve	(2,368)	(2,275)
Accumulated deficit	(15,071)	(12,994)
Capital and reserves attributable to parent company shareholders	8,458	7,950
Non-controlling interest	(158)	(149)
TOTAL EQUITY	8,300	7,801
TOTAL LIABILITIES AND EQUITY	$ 10,682	$ 10,009